Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Vessel revenue	$ 713,730	$ 579,120
Operating expenses
Vessel operating costs	(152,532)	(161,755)
Voyage expenses	(9,013)	(25,508)
Depreciation - owned or sale and leaseback vessels	(82,688)	(85,159)
Depreciation - right of use assets for vessels	(18,003)	(19,488)
General and administrative expenses	(49,480)	(35,257)
Loss on sales of vessels and write-down of vessel held for sale	0	(69,218)
Total operating expenses	(311,716)	(396,385)
Operating income	402,014	182,735
Other (expense) and income, net
Financial expenses	(87,252)	(78,710)
Financial income	8,544	1,024
Other income, net	2,332	1,634
Total other expense, net	(76,376)	(76,052)
Net income	325,638	106,683
Attributable to:
Equity holders of the parent	$ 325,638	$ 106,683
Earnings per share
Basic (in dollars per share)	$ 5.93	$ 1.92
Diluted (in dollars per share)	$ 5.69	$ 1.84
Basic weighted average shares outstanding (in shares)	54,926,939	55,502,389
Diluted weighted average shares outstanding (in shares)	57,186,103	64,611,651